Leases - Changes (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Balance at the beginning	₽ 1,116	₽ 1,357
Additions	40	263
Derecognition	(240)	(204)
Interest expense	75	116
Payments	(349)	(416)
Balance at the end	642	1,116
Short-term portion of lease liabilities	308	354
Office buildings
Right-of-use assets
Balance at the beginning	1,087	1,352
Additions	40	263
Derecognition	(201)	(200)
Depreciation	(273)	(328)
Balance at the end	₽ 653	₽ 1,087